Biological assets (Details Narrative)	12 Months Ended
Sep. 30, 2023 USD ($)
Biological assets
Amortization of biological assets	$ 873,358
Biological assets description	Company owned 29 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles